Post-employment Benefits - Benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-employment pension plans.
Beginning of year	$ 1,913,680	$ 2,080,651
Retirement of discontinued operation	(1,111,119)
Service cost	94,416	175,648
Interest cost	99,889	193,313
Benefits paid	(24,363)	(139,465)
Past service cost	(7,070)	(40,124)
End of year	771,468	1,913,680
Pensions
Post-employment pension plans.
Beginning of year	1,463,805
Retirement of discontinued operation	(1,084,526)
Benefits paid	(17,971)
End of year	267,345	1,463,805
Seniority Premiums
Post-employment pension plans.
Beginning of year	449,875
Retirement of discontinued operation	(26,593)
Benefits paid	(6,392)
End of year	504,123	449,875
Defined benefit obligation
Post-employment pension plans.
Beginning of year	3,184,365	3,276,400
Retirement of discontinued operation	(1,806,713)
Service cost	94,416	175,648
Interest cost	99,889	193,313
Benefits paid	(86,210)	(222,035)
Remeasurement of post-employment benefit obligations	(201,444)	(198,837)
Past service cost	(7,070)	(40,124)
End of year	1,277,233	3,184,365
Defined benefit obligation | Pensions
Post-employment pension plans.
Beginning of year	2,442,697
Retirement of discontinued operation	(1,577,973)
Service cost	33,003
Interest cost	58,085
Benefits paid	(38,552)
Remeasurement of post-employment benefit obligations	(148,125)
Past service cost	(42,172)
End of year	726,963	2,442,697
Defined benefit obligation | Seniority Premiums
Post-employment pension plans.
Beginning of year	741,668
Retirement of discontinued operation	(228,740)
Service cost	61,413
Interest cost	41,804
Benefits paid	(47,658)
Remeasurement of post-employment benefit obligations	(53,319)
Past service cost	35,102
End of year	$ 550,270	$ 741,668